Cash and cash equivalents (Tables)	12 Months Ended
Mar. 31, 2024
Cash and cash equivalents [abstract]
Disclosure of Cash and Cash Equivalents

(EUR thousand)	As of March 31
Cash and cash equivalents	2024	2023
Cash and bank balances	87,341	128,531
Deposits	121	112,015
Total	87,462	240,546